General information (Details)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [line items]
Number of wholly owned subsidiaries	10
Knilo BidCo AB
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Olink Holdings | Knilo BidCo AB
Disclosure of subsidiaries [line items]
Ownership interest	100.00%